Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€) € in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Jan. 01, 2023
Schedule of Intangible Assets [Line Items]
Beginning balance		€ 5,076
Ending balance		4,625	€ 5,076
Net book value		4,625	5,076	€ 5,350
Completed Development Technology [Member]
Schedule of Intangible Assets [Line Items]
Net book value		1,810	1,676	2,664
Product development in progress [Member]
Schedule of Intangible Assets [Line Items]
Net book value		771	1,346	717
Intellectual property and patents registration [Member]
Schedule of Intangible Assets [Line Items]
Net book value		1,907	1,907	1,908
Software [Member]
Schedule of Intangible Assets [Line Items]
Net book value		138	147	€ 60
Cost [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		6,443	5,703
Additions – other	[1]	112	740
Transfer during the year
Ending balance		6,554	6,443
Cost [Member] | Completed Development Technology [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		2,996	2,995
Additions – other	[1]	2	2
Transfer during the year		685
Ending balance		3,683	2,996
Cost [Member] | Product development in progress [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		1,346	717
Additions – other	[1]	110	629
Transfer during the year		(685)
Ending balance		771	1,346
Cost [Member] | Intellectual property and patents registration [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		1,911	1,911
Additions – other	[1]
Transfer during the year
Ending balance		1,910	1,911
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		190	80
Additions – other	[1]		109
Transfer during the year
Ending balance		190	190
Amortisation & impairment [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		(1,367)	(352)
Amortisation charge		(562)	(1,014)
Ending balance		(1,929)	(1,367)
Amortisation & impairment [Member] | Completed Development Technology [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		(1,321)	(330)
Amortisation charge		(552)	(990)
Ending balance		(1,873)	(1,321)
Amortisation & impairment [Member] | Product development in progress [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance
Amortisation charge
Ending balance
Amortisation & impairment [Member] | Intellectual property and patents registration [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		(3)	(2)
Amortisation charge		(1)	(1)
Ending balance		(4)	(3)
Amortisation & impairment [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance		(43)	(20)
Amortisation charge		(9)	(23)
Ending balance		€ (52)	€ (43)

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.